Investment Risks	Oct. 28, 2026
DGI Balanced Fund
Prospectus [Line Items]
Risk [Text Block]	You can lose money by investing in the Fund. The Fund can also underperform broad markets or other investments. The Fund’s principal risks include:
DGI Balanced Fund | Equity Securities Risk [Member]
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Equity Securities Risk — Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

DGI Balanced Fund | Smaller Companies Risk [Member]
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Smaller Companies Risk — The stocks of small- or mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

DGI Balanced Fund | Large Cap Stock Risk [Member]
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Large-Cap Stock Risk — Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks. Large cap companies may trail the returns of the overall stock market. Historically, large cap stocks tend to go through cycles of doing better or worse than the stock market in general and these periods may last as long as several years.

DGI Balanced Fund | Investment Company And E T F Risk [Member]
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Investment Company and ETF Risk — An investment company, including an open- or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value per share of the ETF; at times, this premium or discount could be significant.

DGI Balanced Fund | Mortgage Related And Other Asset Backed Securities Risk [Member]
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Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:

DGI Balanced Fund | Extension Risk [Member]
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Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

DGI Balanced Fund | Prepayment Risks [Member]
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Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

DGI Balanced Fund | Yield Risk [Member]
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Yield Risk — To the extent the Fund invests in FHA/VA Mortgage Securities, the yield of the shares will depend in some part on the rate at which principal payments are made on such securities, which in turn will depend on the rate at which principal prepayments are made on the underlying mortgage loans. As a general matter, the prepayment experience of a pool of mortgage loans is influenced by a variety of economic, geographic, social and other factors, including the level of mortgage interest rates and the rate at which homeowners sell their homes or default in their mortgages. Oriental Trust is not aware of any readily accessible data or reliable information published by the FHA, the VA or the Department of Housing and Urban Development specifically indicating the historical prepayment or foreclosure experience of FHA loans and VA loans originated in the Commonwealth as compared to similar mortgage loans originated in other jurisdictions in the United States.

These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.

DGI Balanced Fund | U S Government Securities Risk [Member]
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U.S. Government Securities Risk — U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

DGI Balanced Fund | Changing Fixed Income Markets [Member]
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Changing Fixed-Income Markets — After a period of raising rates in 2022 and 2023, the Federal Reserve lowered the federal funds rate five times between September 2024 and December 2025 but recently raised it in September 2026 and may continue to do so. Changes in interest rates may adversely affect the values of the securities held in the Fund’s portfolio, perhaps suddenly and to a significant degree. In general, the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. Increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. Changes in central bank policies and other governmental actions and political events within the U.S. may also, among other things, affect investor and consumer expectations and confidence in the fixed income and other financial markets.

DGI Balanced Fund | Corporate Debt Risk [Member]
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Corporate Debt Risk — Corporate debt securities in which the Fund may invest are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

DGI Balanced Fund | Foreign Securities Risk [Member]
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Foreign Securities Risk — Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, and regulatory risks, and market instability. Non-U.S. issuers also may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers.

DGI Balanced Fund | Currency Risk [Member]
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Currency Risk — Because the Fund may invest in securities of non-U.S. issuers, changes in currency exchange rates could hurt performance. Oriental Trust may decide not to hedge, or may not be successful in hedging, its currency exposure.

DGI Balanced Fund | Emerging Market Risk [Member]
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Emerging Market Risk — The Fund may invest in securities of issuers in emerging market countries, which may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries.

DGI Balanced Fund | Puerto Rico Specific Risk [Member]
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Puerto Rico-Specific Risk — To the extent that the Fund invests a significant portion of its assets in the Commonwealth, the Fund is more susceptible to factors adversely affecting the Commonwealth. Puerto Rico’s economy suffered a severe and prolonged recession from 2007 to 2017, with real gross national product (“GNP”) contracting approximately 15% during this period. Since 2017, Puerto Rico and several of its government instrumentalities have availed themselves of the debt restructuring mechanisms of Titles III and VI of the Puerto Rico Oversight, Management and Economic Stability Act (“PROMESA”). While the majority of Puerto Rico’s governmental debt has already been restructured under PROMESA, some Puerto Rico government instrumentalities continue to face significant fiscal challenges, including the Puerto Rico Electric Power Authority which is still in the process of restructuring its debts. Puerto Rico is susceptible to hurricanes, major storms and earthquakes that affect the local economy, its population has been in decline for over a decade, and, without Congressional action, it could face a Medicaid fiscal cliff in fiscal year 2028. Therefore, any factors affecting Puerto Rico will have a greater effect on the Fund’s performance than they would in a more geographically diversified fund.

DGI Balanced Fund | Market Risk [Member]
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Market Risk — The value of stocks and other securities can be highly volatile, and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political, or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, changes in trade regulation or economic sanctions, conflicts, social unrest, recessions, or the threat or occurrence of a government shutdown) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

DGI Balanced Fund | Investment Company 1940 Act Risk [Member]
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1940 Act Risk — The Fund is subject to the Investment Company Act of 1940, as amended (the “1940 Act”), which imposes numerous restrictions and requirements, including, for example, affiliate transaction prohibitions, director independence requirements, investment adviser requirements, borrowing or leverage restrictions, proxy solicitation requirements, periodic reporting requirements, and internal control requirements, any or all of which may have a material effect on the Fund’s operations.

DGI Balanced Fund | Interest Rates Risk [Member]
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Interest-Rate Risk — The value of fixed-income securities will typically decline when interest rates rise. Alternatively, when interest rates go down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

DGI Balanced Fund | Credit Risks [Member]
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Credit Risk — Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest. The Fund only invests in investment grade securities; however, the Fund will not be required to dispose of a debt that has its rating downgraded subsequent to the Fund’s purchase. If such a debt security is downgraded, the Fund’s Investment Adviser will evaluate the security and determine what action, including the sale of the security or its retention, is in the best interest of the Fund and its shareholders.

DGI Balanced Fund | Municipal Securities Risk [Member]
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Municipal Securities Risk — The municipal securities market could be significantly affected by negative political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality, especially in Puerto Rico, may make it difficult for it to pay interest and principal when due.

DGI Balanced Fund | Redemption Risk [Member]
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Redemption Risk — The Fund may experience losses when selling portfolio investments to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during poor market conditions. Redemption risk may increase if the Fund must sell illiquid investments to meet redemption requests. Heavy redemptions may hurt the Fund’s performance.

DGI Balanced Fund | Leverage Risk [Member]
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Leverage Risk — The Fund’s leverage activities, which are subject to the Fund’s investment policies and restrictions and the requirements of applicable law, present special risks for shareholders, including the possibility of higher volatility in the net asset value per share of the Fund and a lower rate of return to shareholders. The Fund does not currently use leverage but retains the right to do so in the future.

DGI Balanced Fund | Convertible Securities Risk [Member]
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Convertible Securities Risk — In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock, when the underlying stock’s price is high relative to the conversion price, and a convertible security is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. The Fund will invest in convertible securities only to the extent that such securities are rated as investment grade by an independent credit rating agency (or deemed to be equivalent quality by the Investment Adviser) at the time of purchase.

DGI Balanced Fund | When Issued And Delayed Delivery Securities Risk [Member]
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When-Issued and Delayed-Delivery Securities Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

DGI Balanced Fund | Cash And Cash Equivalents Risk [Member]
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Cash and Cash Equivalents Risk — To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

DGI Balanced Fund | Tax Risks [Member]
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Tax Risks — The Fund intends to operate in a manner that will cause it to be exempt from Puerto Rico income and municipal license tax as a registered investment company under the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”), and the Puerto Rico Municipal Code, as amended (the “Municipal Code”). A risk exists that the Fund may not qualify for exemption from Puerto Rico taxation.

To be exempt from Puerto Rico income tax, the Fund must meet certain requirements, including being registered under Puerto Rico Act No. 93-2013, as amended, known as the “Puerto Rico Investment Companies Act of 2013” (“Act 93-2013”). Due to the repeal of Section 6(a)(1) of the 1940 Act, the Fund is required to be registered with the U.S. Securities and Exchange Commission (the “SEC”) under the 1940 Act and is barred from registering under Act 93-2013. In PR Treasury Determination 19-04 (as defined below under the subheading “Puerto Rico Legal Requirements Applicable to IRA Investments”), the Puerto Rico Treasury Department held that an investment company that (i) is organized in Puerto Rico, (ii) has its principal office in Puerto Rico, and (iii) is registered with the SEC under the 1940 Act, will be treated as if it were a registered investment company under Act 93-2013 and thus be entitled to the tax benefits available under the PR Code to registered investment companies. Puerto Rico investment companies registered under the 1940 Act, such as the Fund, can rely on the holding of PR Treasury Determination 19-04 for purposes of claiming the tax exemption and other tax benefits available under the PR Code. If such determination is revoked by the Puerto Rico Treasury Department or the PR Code is amended to provide otherwise: (i) the Fund would be subject to a Puerto Rico income tax rate of up to 37.5% on its taxable interest income, dividend income and short term capital gains, and to a Puerto Rico income tax rate of up to 20% on its long term capital gains, and (ii) the Fund’s individual investors could be subject to a Puerto Rico income tax on the exempt dividends of a tax rate of 15% or up to 31.35% if the preferential dividend tax was not withheld at the source.

Under Act 93-2013, Puerto Rico registered investment companies are exempt from the municipal license tax imposed by Puerto Rico municipalities pursuant to the authority granted by the Municipal Code (formerly under the Municipal License Tax Act, as amended). Pursuant to Article 1.007 of the Municipal Code, municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico. Therefore, Puerto Rico investment companies registered under the 1940 Act should be able to rely on the holding of PR Treasury Determination 19-04 to be treated as a registered investment company under Act 93-2013 for purposes of the municipal license tax exemption. Notwithstanding the foregoing, the Municipality of San Juan may disagree with the holding of PR Treasury Determination 19-04 and refuse to treat the Fund as a registered investment company under Act 93-2013, causing the imposition of municipal license taxes of 1.5% on the gross revenues of the Fund.

As an investment trust organized under Puerto Rico law, the Fund is treated as a foreign corporation under the United States Internal Revenue Code of 1986, as amended (the “US Code”). The Fund does not intend to be engaged in a trade or business in the U.S.; therefore, the Fund should be subject only to a U.S. federal income tax withholding of 10% on U.S. source dividends, if certain conditions are met, and a 30% U.S. federal income tax withholding on certain other items of fixed, determinable annual or periodic income derived by the Fund from sources within the U.S., including U.S. source dividends not eligible for the 10% withholding tax rate. The Fund is not subject to U.S. federal income tax on gains derived from the sale or exchange of securities (except for U.S. real property interests, as defined in Section 897 of the US Code), and on U.S. source interest income that qualifies as “portfolio interest.” However, if the Fund operates in such a manner that is found to be engaged in a trade or business in the U.S., it will be subject to a U.S. federal income tax rate of up to 21% on its net income connected to such U.S. trade or business and to a 30% branch profits tax on its after tax income. See “Tax Information” in the SAI and consult your tax adviser.

DGI Balanced Fund | Management Risk [Member]
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Management Risk — The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on Oriental Trust’s skill and judgments around allocating assets to investment companies, ETFs and individual securities. The Fund could experience losses if these judgments prove to be incorrect.

DGI Balanced Fund | Cybersecurity Risk [Member]
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Cybersecurity Risk — The Fund, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.

DGI Balanced Fund | Floating Rate Notes Risk [Member]
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Floating-Rate Notes Risk — Floating-rate notes are subject to credit risk and interest-rate risk. The interest rate of a floating-rate note may be based on a known lending rate, such as a bank’s prime rate, and resets whenever that rate is adjusted. The interest rate on a variable-rate demand note is reset at specified intervals at a market rate. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may need to be invested in lower-yielding securities that reduce the Fund’s income.

DGI Balanced Fund | Inflation Risk [Member]
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Inflation Risk — Like all mutual funds, the Fund is subject to inflation risk. Inflation risk is the risk that the intrinsic value of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and instruments that pay a fixed interest rate.

DGI Balanced Fund | Reverse Repurchase Agreements And Purchase And Sale Contracts Risk [Member]
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Reverse Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

DGI Balanced Fund | Valuation Risk [Member]
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Valuation Risk — The amount the Fund actually receives when selling (or otherwise disposing of) an investment may differ from the Fund’s recorded valuation of that investment. This discrepancy is more likely for investments that trade infrequently, are valued using fair-value methods or third-party pricing vendors, or are held during periods of market stress or heightened volatility. Consequently, the Fund may realize a larger loss or a smaller gain than anticipated based on its stated valuation. Additionally, the Fund’s valuation process could be disrupted by technology failures or errors originating from pricing vendors or other external service providers.

DGI Balanced Fund | No F D I C Insurance Risk [Member]
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Risk [Text Block]	No FDIC Insurance Risk — An investment in the Fund is not a deposit of Oriental Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
DGI Balanced Fund | Risk Lose Money [Member]
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Risk [Text Block]	You can lose money by investing in the Fund.
DGI U.S. Government Money Market Fund
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An investment in the Fund is subject to certain risks that may result in a loss of all or a portion of your investment. The Fund’s yield and total return may fluctuate within a wide range over short or long periods of time. As with any mutual fund, you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The below is a summary of certain risks which could affect the Fund’s performance. You should also consider the factors under “More Information About The Fund—Risks of Investing in the Fund” before investing in the Fund. The Fund’s principal risks include:

DGI U.S. Government Money Market Fund | Yield Risk [Member]
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Yield Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates, which, in turn, may impact the Fund’s yield.

DGI U.S. Government Money Market Fund | U S Government Securities Risk [Member]
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U.S. Government Securities Risk — U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. U.S. Treasury obligations that are held to maturity have historically involved minimal risk of loss of principal. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States, but are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Changes to the financial condition or credit rating of the U.S. government may cause the value of the U.S. Treasury obligations held by the Fund to decline. It is possible that the issuers of U.S. government securities, including U.S. Treasury obligations, will not have the funds to meet their payment obligations in the future, which could result in losses to and redemptions from the Fund.

DGI U.S. Government Money Market Fund | Changing Fixed Income Markets [Member]
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Changing Fixed-Income Markets — After a period of raising rates in 2022 and 2023, the Federal Reserve lowered the federal funds rate five times between September 2024 and December 2025, but recently raised it in September 2026 and may continue to do so. Changes in interest rates may adversely affect the values of the securities held in the Fund’s portfolio, perhaps suddenly and to a significant degree. In general, the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. Increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. Changes in central bank policies and other governmental actions and political events within the U.S. may also, among other things, affect investor and consumer expectations and confidence in the fixed income and other financial markets.

DGI U.S. Government Money Market Fund | Market Risk [Member]
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Market Risk — The value of stocks and other securities can be highly volatile, and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political, or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, changes in trade regulation or economic sanctions, conflicts, social unrest, recessions, or the threat or occurrence of a government shutdown) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

DGI U.S. Government Money Market Fund | Interest Rates Risk [Member]
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Interest-Rate Risk — The value of fixed-income securities will typically decline when interest rates rise. Alternatively, when interest rates go down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

DGI U.S. Government Money Market Fund | Cash And Cash Equivalents Risk [Member]
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Cash and Cash Equivalents Risk — To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation as a result of the Fund’s uninvested assets, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

DGI U.S. Government Money Market Fund | Tax Risks [Member]
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Tax Risks — The Fund intends to operate in a manner that will cause it to be exempt from Puerto Rico income and municipal license tax as a registered investment company under the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”), and the Puerto Rico Municipal Code, as amended (the “Municipal Code”). A risk exists that the Fund may not qualify for exemption from Puerto Rico taxation.

To be exempt from Puerto Rico income tax, the Fund must meet certain requirements, including being registered under Puerto Rico Act No. 93-2013, as amended, known as the “Puerto Rico Investment Companies Act of 2013” (“Act 93-2013”). Due to the repeal of Section 6(a)(1) of the 1940 Act, the Fund is required to be registered with the U.S. Securities and Exchange Commission (the “SEC”) under the 1940 Act and is barred from registering under Act 93-2013. In Administrative Determination 19-04, issued by the Secretary (“Secretary”) of the Puerto Rico Treasury Department (the “PRTD”) on September 5, 2019 (“Administrative Determination 19-04”), the PRTD held that an investment company that (i) is organized in Puerto Rico, (ii) has its principal office in Puerto Rico, and (iii) is registered with the SEC under the 1940 Act, will be treated as a registered investment company under Act 93-2013 and thus will be entitled to the tax exemption and other tax benefits available under the PR Code to registered investment companies. Puerto Rico investment companies registered under the 1940 Act, such as the Fund, can rely on the holding of Administrative Determination 19-04 for purposes of claiming the tax exemption and other tax benefits available under the PR Code. If such determination is revoked by the PRTD: (i) the Fund would be subject to a Puerto Rico income tax rate of up to 37.5% on its taxable interest income, dividend income and short term capital gains, and to a Puerto Rico income tax of up to 20% on its long term capital gains, and (ii) the Fund’s individual investors could be subject to a Puerto Rico income tax on the exempt dividends of a tax rate of 15% or up to 31.35% if the preferential dividend tax was not withheld at the source.

Under Act 93-2013, Puerto Rico registered investment companies are exempt from the municipal license tax imposed by Puerto Rico municipalities pursuant to the authority granted by the Municipal Code. Pursuant to Article 1.007 of the Municipal Code, Puerto Rico municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico (“Puerto Rico”). Puerto Rico investment companies registered under the 1940 Act should be able to rely on the holding of Administrative Determination 19-04 to be treated as a registered investment company under Act 93-2013 for purposes of the municipal license tax exemption. Notwithstanding the foregoing, the Municipality of San Juan may disagree with the holding of Administrative Determination 19-04 and refuse to treat the Fund as a registered investment company under Act 93-2013, causing the imposition of municipal license taxes of 1.5% on the gross revenues of the Fund.

As an investment trust organized under Puerto Rico law, the Fund is treated as a foreign corporation under the United States Internal Revenue Code of 1986, as amended (the “US Code”). The Fund does not intend to be engaged in a trade or business in the U.S.; therefore, the Fund should be subject only to a U.S. federal income tax withholding of 10% on U.S. source dividends, if certain conditions are met, and a 30% U.S. federal income tax withholding on certain other items of fixed, determinable annual or periodic income derived by the Fund from sources within the U.S., including U.S. source dividends not eligible for the 10% withholding tax rate. The Fund is not subject to U.S. federal income tax on gains derived from the sale or exchange of securities (except for U.S. real property interests, as defined in Section 897 of the US Code), and on U.S. source interest income that qualifies as “portfolio interest.” However, if the Fund operates in such a manner that is found to be engaged in a trade or business in the U.S., it will be subject to a U.S. federal income tax of 21% on its net income connected to such U.S. trade or business and to a 30% branch profits tax on its after-tax income. See “Tax Information” below and in the SAI and consult your tax adviser.

DGI U.S. Government Money Market Fund | Management Risk [Member]
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Management Risk — The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on the Investment Adviser’s skill and judgments regarding markets, interest rates, and individual securities selected for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect.

DGI U.S. Government Money Market Fund | Cybersecurity Risk [Member]
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Cybersecurity Risk — The Fund, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.

DGI U.S. Government Money Market Fund | Inflation Risk [Member]
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Inflation Risk — Like all mutual funds, the Fund is subject to inflation risk. Inflation risk is the risk that the intrinsic value of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and instruments that pay a fixed interest rate.

DGI U.S. Government Money Market Fund | Money Market Risk [Member]
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Money Market Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The Fund’s ability to maintain a stable price per share can be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

DGI U.S. Government Money Market Fund | Debt Securities Risk [Member]
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Risk [Text Block]	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, call risk, income risk and extension risk.
DGI U.S. Government Money Market Fund | New Small Fund Risk [Member]
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New/Small Fund Risk — A new or small fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. New and smaller funds may require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. The Fund has limited performance history for investors to evaluate and it may not attract sufficient assets to achieve investment and trading efficiencies. If the Fund were to fail to successfully implement its investment strategies or achieve its investment objectives, its performance may be negatively impacted, and any resulting liquidation could result in negative transaction costs for the Fund and have adverse tax consequences for investors.

DGI U.S. Government Money Market Fund | Credits Risk [Member]
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Credit Risk — Issuers or guarantors of fixed-income securities, and counterparties to repurchase agreements, could default or be downgraded if they fail to make required payments of principal or interest. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.

DGI U.S. Government Money Market Fund | Repurchase Agreements Risk [Member]
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Repurchase Agreements Risk — The Fund may enter into certain types of repurchase agreements. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.

DGI U.S. Government Money Market Fund | Financial Markets Regulatory Risk [Member]
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Financial Markets Regulatory Risk — Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

DGI U.S. Government Money Market Fund | Risk Lose Money [Member]
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Risk [Text Block]	As with any mutual fund, you could lose money on your investment in the Fund.
DGI U.S. Government Money Market Fund | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.